Expense Example, No Redemption (Invesco International Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco International Allocation Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 676
3 Years	984
5 Years	1,315
10 Years	2,246
Class B, Invesco International Allocation Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	209
3 Years	689
5 Years	1,196
10 Years	2,400
Class C, Invesco International Allocation Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	209
3 Years	689
5 Years	1,196
10 Years	2,589
Class R, Invesco International Allocation Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class R
1 Year	159
3 Years	537
5 Years	940
10 Years	2,067
Class Y, Invesco International Allocation Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	108
3 Years	382
5 Years	677
10 Years	$ 1,515